Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Deferred revenue		¥ 280,872	¥ 473,200
Net operating tax loss carry forwards		3,542,650	2,684,042
Accruals and others	[1]	667,180	543,816
Total deferred tax assets		4,490,702	3,701,058
Less: valuation allowance		(4,444,111)	(3,657,467)	¥ (2,122,077)
Net deferred tax assets		46,591	43,591
Deferred tax liabilities
Acquired intangible assets (Note 25)		(88,547)	(110,923)
Total deferred tax liabilities		(88,547)	(110,923)
Movement of the aggregate valuation allowances for deferred tax assets
Balance at January 1		(3,657,467)	(2,122,077)	(977,333)
Re-measurement due to applicable preferential tax rate for HNTE		(18,437)
Addition		(822,414)	(1,543,301)	(1,154,342)
Expiration of loss carry forward and impact of disposal/close of subsidiaries		54,207	7,911	9,598
Balance at December 31		¥ (4,444,111)	¥ (3,657,467)	¥ (2,122,077)

[1]	Accrued and others primary represent accrued expenses which are not deductible until paid under PRC laws, as well as non-deductible advertising expenses.